Share-based payment arrangements - Long term incentive plan 2021 (Details) $ in Thousands					12 Months Ended
	Nov. 22, 2023 shares	Apr. 01, 2023 shares	Apr. 01, 2022 shares	Apr. 01, 2021 shares installment	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							5 years
Number of options granted (in shares)					0	0
Expense from share-based payment transactions with employees | $					$ 3,945	$ 2,411	$ 761
Euronav NV | CMB
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of voting equity interests acquired	53.00%				53.00%
Long term incentive plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment				3			3
Expense from share-based payment transactions with employees | $					$ 800	$ 700
Long term incentive plan 2021 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				100.00%
Vesting period				3 years	3 years
Number of installments | installment				3
Long term incentive plan 2021 | Restricted stock units | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							100.00%
Vesting period							3 years
Number of options granted (in shares)				193,387
Number of options vested (in shares)	52,585	14,530	64,414		131,529